Basis Of Presentation The Company's Activities And Consolidation Scope (Tables)	12 Months Ended
Dec. 31, 2025
Basis of presentation company activities and consolidation scope [Abstract]
Disclosure of detailed information about assets and liabilities that are classified as discontinued operations in services division [Table Text Block]

(Million euro)	2025	2024
Goodwill	41	0
Intangible assets	28	9
Property, plant and equipment	76	39
Other non-current assets	25	4
Non-current assets	170	52
Short-term trade and other receivables	23	1
Cash and cash equivalents	3	1
Other current assets	0	2
Current assets	26	4
TOTAL assets classified as held for sale	196	56

Borrowings	16	17
Other non-current liabilities	11	4
Non-current liabilities	27	21
Borrowings	94	2
Other current liabilities	7	1
Current liabilities	101	3
TOTAL liabilities classified as held for sale	128	24